Equity - Schedule of Paid in Capital of the Bank (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity note[abstract]
Beginning Balance	512,406,760,091	512,406,760,091	115,039,690,651
Issuance of paid shares			57,008,875,206
Increase in share for Itaú-Corpbanca business combination			340,358,194,234
Issuance of shares pending payment	0	0	0
Repurchase of own shares	0	0	0
Sale of own shares	0	0	0
Ending Balance	512,406,760,091	512,406,760,091	512,406,760,091